RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

14. RELATED PARTY TRANSACTIONS AND BALANCES

(a)	List of related party

Related party of the Company is as follows:

Name of related party	Relationship with the Company

JFY CPA Limited	A customer of the Company and controlled by Mr. Chan (Note 1)

Note 1: Mr. Chan is the controlling shareholder of this entity and Click Holdings.

(b)	Related party transactions

Other than the acquisition of Axiom and Click Logistics from Mr. Chan as disclosed in Notes 1 and 3(c), where were accounted for as common control combinations, included in the Company’s revenue for the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026 is HKD Nil, HKD1,235,627 and HKD940,878 (US$120,625), respectively from JFY CPA Limited.

(c)	Due from a related party

Included in the Company’s accounts receivable as of June 30, 2025 and 2026 is HKD Nil and HKD940,878 (US$120,625), respectively from JFY CPA Limited. The amount is trade in nature, non-interest bearing and repayable on demand.